Description of Business (Details Narrative) - $ / shares	Feb. 02, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Reverse stock split	1-for-15 reverse stock split
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001